Share Capital - Schedule of Warrants were Outstanding and Exercisable (Details)	Mar. 31, 2025 $ / shares shares
August 20, 2024 [Member]
Share Capital [Line Items]
Expiry Date	Aug. 20, 2026
Exercise Price (in Dollars per share) | $ / shares	$ 298.88
Number of Warrants Outstanding	837
Number of Warrants Exercisable	837
December 24, 2024 [Member]
Share Capital [Line Items]
Expiry Date	Dec. 24, 2029
Exercise Price (in Dollars per share) | $ / shares	$ 15.94
Number of Warrants Outstanding	125,471
Number of Warrants Exercisable	125,471
December 24, 2024 [Member]
Share Capital [Line Items]
Expiry Date	Dec. 24, 2026
Exercise Price (in Dollars per share) | $ / shares	$ 15.94
Number of Warrants Outstanding	125,471
Number of Warrants Exercisable	125,471
December 24, 2024 [Member]
Share Capital [Line Items]
Expiry Date	Dec. 24, 2029
Exercise Price (in Dollars per share) | $ / shares	$ 19.93
Number of Warrants Outstanding	9,409
Number of Warrants Exercisable	9,409